CAPITAL MANAGEMENT - Company's Capital Structure (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Regulated Operations [Abstract]
Short-term notes payable	$ 200	$ 279
Long-term debt payable within one year	1,150	700
Less: cash and cash equivalents	(690)	0
Net long-term debt payable within one year	660	979
Long-term debt	15,905	14,286
Common shares	2,957	2,957
Retained earnings	9,454	9,033
Total capital	$ 28,976	$ 27,255